Federated Mid Cap Growth Strategies Fund

Federated Mid Cap Growth Strategies Fund (the "Fund")

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

The Fund's investment objective is appreciation of capital.

RISK/RETURN SUMMARY: FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares (A), Class B Shares (B), Class C Shares (C), Class R Shares (R) and Institutional Shares (IS). You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 14.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Federated Mid Cap Growth Strategies Fund	A	B	C	R	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	5.50%	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none	none	none	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none	none	none	none
Exchange Fee	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Federated Mid Cap Growth Strategies Fund		A	B	C	R	IS
Management Fee		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fee		none	0.75%	0.75%	0.50%	none
Other Expenses		0.66%	0.73%	0.69%	0.60%	0.36%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.42%	2.24%	2.20%	1.86%	1.12%
Fee Waivers and/or Expense Reimbursements	[1]	0.19%	0.26%	0.22%	0.13%	0.14%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.23%	1.98%	1.98%	1.73%	0.98%
[1]	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's A, B, C, R and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 1.22%, 1.97%, 1.97%, 1.72% and 0.97% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) January 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - Federated Mid Cap Growth Strategies Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	687	975	1,284	2,158
B	777	1,100	1,400	2,368
C	323	688	1,180	2,534
R	189	585	1,006	2,180
IS	114	356	617	1,363

Expense Example, No Redemption - Federated Mid Cap Growth Strategies Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	687	975	1,284	2,158
B	227	700	1,200	2,368
C	223	688	1,180	2,534
R	189	585	1,006	2,180
IS	114	356	617	1,363

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 172% of the average value of its portfolio.

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

The Fund pursues its investment objective by investing primarily in domestic, mid-cap, common stocks that offer superior growth prospects. The Fund also may invest in common stocks of foreign issuers (including American Depositary Receipts (ADRs)).

Mid-cap companies are defined as those with market capitalizations similar to companies in the Russell Midcap Growth Index, which as of October 31, 2011, ranged from $877 million to $19.2 billion.

What are the Main Risks of Investing in the Fund?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Sector Risk. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
  Liquidity Risk. The equity securities which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
  Risk of Foreign Investing. Because the Fund may invest in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
  Risk of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.
  Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.
  Credit Risk . Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Exchange-Traded Funds (ETF) Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance: Bar Chart and Table

Risk/Return Bar Chart

The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's A class total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Federated MidCap Growth Strategies Fund - A Class

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's A class total return for the nine-month period from January 1, 2011 to September 30, 2011 was (12.33)%.

Within the periods shown in the bar chart, the Fund's A class highest quarterly return was 19.03% (quarter ended June 30, 2003). Its lowest quarterly return was (25.15)% (quarter ended December 31, 2008).

Average Annual Total Return Table

The Fund's R class and IS class commenced operations on December 12, 2006 and January 29, 2010, respectively. For the period prior to commencement of operations of R class and IS class, the performance information shown is for A class adjusted as appropriate. In relation to IS class, the performance of A class has been adjusted to remove any voluntary waiver of Fund expenses related to A class that may have occurred during the period prior to the commencement of IS class, but has not been adjusted to reflect the expenses of the IS class since the IS class has a lower expense ratio than the expense ratio of A class. In relation to R class, the performance of A class has been adjusted to reflect expenses of R class. Additionally, for both the R class and IS class, the performance information shown below has been adjusted to reflect the absence of sales charges applicable to A class.

In addition to Return Before Taxes, Return After Taxes is shown for the Fund's A class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for A class and after-tax returns for B class, C class, R class and IS class will differ from those shown for A class. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-taxes returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.

(For the Period Ended December 31, 2010)

Average Annual Total Returns - Federated Mid Cap Growth Strategies Fund		1 Year	5 Years	10 Years
A		12.34%	1.55%	1.10%
A Return After Taxes on Distributions		12.34%	1.24%	0.95%
A Return After Taxes on Distributions and Sale of Fund Shares		8.02%	1.35%	0.96%
B		12.47%	1.57%	1.05%
C		17.00%	1.93%	0.90%
R		18.30%	2.26%	1.20%
IS		19.15%	2.68%	1.66%
Russell Mid-Cap Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	26.38%	4.88%	3.12%
Lipper Multi-Cap Growth Funds Average	[2]	19.07%	3.30%	0.82%
[1]	The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The index is unmanaged and, unlike the Fund, is not affected by cashflows.
[2]	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. They do not reflect sales charges.